Related Party	9 Months Ended
Jun. 30, 2024
Disclosure of Related Party Explanatory [Abstract]
Related Party

20. RELATED PARTY

In the course of the Company’s ordinary business activities, the Company enters into related party transactions with its shareholders and key management personnel.

Parent and ultimate controlling party

The ultimate controlling party of the Company is L Catterton.

Transactions with key management personnel

Key management compensation

Key management personnel for the periods presented consisted of our Chief Executive Officer, Chief Financial Officer, Chief Communications Officer, Chief Legal Officer, Chief Product Officer, Chief Sales Officer, Chief Technical Operations Officer, President Europe, President Americas and the Board of Directors.

Key management compensation is comprised of the following:

	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023	2024	2023
Short-term employee benefits	3,808	3,334	11,946	10,962
Long-term employee benefits	—	58	—	180
Post-employment benefits	178	174	648	558
Termination benefits	(79)	—	(79)	1,953
Share-based compensation expenses	—	12,406	2,952	15,142
Total	3,907	15,972	15,467	28,795

The Company paid personal income taxes of €11.4 million ($12.6 million) in December 2023 for the fully vested MIP program on behalf of key management personnel. As of June 30, 2024, the Company has a non-interest-bearing receivable of this amount recorded in current "Trade and other receivables", because the key management personnel will subsequently reimburse the Company. The receivable has partially been paid back in July 2024 in the amount of €7.1 million ($7.6 million) and the residual amounted is expected to be paid back in full in September 2024.

During the three and nine months ended June 30, 2024, director compensation amounted to €0.1 million and €0.2 million, respectively. Additionally, 3,610 ordinary shares amounting to €0.1 million were issued to directors during the three and nine months ended June 30, 2024, upon vesting of Restricted Share Units. The Company incurred no director compensation expenses during the three and nine months ended June 30, 2023.

Key management personnel transactions

The Company maintains a long-term business relationship related to the production of advertising content with a model agency, owned by a family member of our Chief Executive Officer. During the nine months ended June 30, 2024 and 2023, the Company incurred marketing expenses in the amount of €0.1 million. No expenses were incurred during the three months ended June 30, 2024 and 2023.

The Company leased administrative buildings from Ockenfels Group GmbH & Co. KG (“Ockenfels”), an entity managed by our Chief Executive Officer and controlled by the predecessor shareholders, AB-Beteiligungs GmbH and CB Beteiligungs GmbH & Co. KG, and made lease payments (equivalent to the expenses for the period) in the amount of €0.2 million during the three months ended June 30, 2024 and 2023 and €0.4 million during the nine months ended June 30, 2024 and 2023. The lease liability amounted to €1.4 million and €1.7 million as of June 30, 2024 and September 30, 2023, respectively. The corresponding right-of-use assets amounted to €1.4 million and €1.7 million as of June 30, 2024 and September 30, 2023, respectively.

As of September 30, 2023, the Company had outstanding receivables of €2.5 million due from Ockenfels. As of June 30, 2024, the Company had outstanding receivables of €5.5 million due from Ockenfels, predominantly relating to a recharge of trade tax paid in May 2024 on behalf of the predecessor shareholders.

Other related party transactions

Transactions with other related parties primarily consisted of consulting fees for management services provided by and expenses reimbursed to L Catterton Management Company LLC and related entities controlled by the shareholders of the Company. The Company incurred €0.1 million and €0.4 million in consulting fees and cost reimbursement expenses during the three and nine months ended June 30, 2024, respectively. The Company recognized no expenses during the three months ended June 30, 2023 and €0.1 million as expenses during the nine months ended June 30, 2023.

As of June 30, 2024, the Company has a lease liability of €0.2 million owed to CB Beteiligungs GmbH & Co. KG. As of September 30, 2023, the lease liability amounted to €0.1 million. The corresponding right-of-use asset amounted to €0.2 million and €0.1 million as of June 30, 2024 and September 30, 2023, respectively.

As described in Note 12 - Tax Receivable Agreement, in October 2023 the Company entered into the TRA with the pre-IPO shareholder MidCo. There were no payments made under the TRA during the three and nine months ended June 30, 2024. The outstanding balance of the TRA liability as of June 30, 2024 was €353.6 million.